Client Money (segregated)	12 Months Ended
Dec. 31, 2025
Client Money [Abstract]
Client Money (segregated)	28 Client Money (segregated)[1]
As required by the UK FCA’s Client Assets Sourcebook (‘CASS’) rules and the CFTC’s client money rules, the Group maintains certain balances on behalf of clients with banks, exchanges, clearing houses and brokers in segregated accounts. Segregated assets governed by the UK FCA's CASS rules and the related liabilities to clients, whose recourse is limited to segregated accounts, are not included in the Group’s statement of financial position where the Group is not beneficially entitled thereto and does not share any of the risks or rewards of the assets. Excess Group cash placed in US segregated accounts to satisfy US regulations and securities held in US segregated accounts are recognized on the
Group’s statement of financial position.

	2025	2024
	$m	$m
Segregated assets at banks (not recognized)	5,366.4	4,982.4
Segregated assets at exchanges, clearing houses and other counterparties (not recognized)	1,950.0	1,101.2
Segregated assets at exchanges, clearing houses and other counterparties (recognized)	2,464.3	3,016.5
	9,780.7	9,100.1
1.Under the UK FCA’s client money rules, certain monies are protected, segregating these monies from the Group’s own money. This applies to client money placed within segregated bank accounts but also for client money placed at exchanges where the money is held in segregated bank accounts. The same cannot be said to apply under the CFTC rules, thus driving the accounting treatment of derecognizing segregated cash at exchanges in the UK compared to the US.
As at 31 December 2025, $194.9m (2024: $173.9m) of excess Group cash placed in segregated accounts to satisfy US regulations has been recorded within cash and cash equivalents and client liabilities within trade and other payables in the statement of financial position.